As Filed with the Securities and Exchange Commission on July 23, 2002 File No. 333-91060

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                      |X| Pre-Effective Amendment No. 1
                      |_| Post-Effective Amendment No. __


                                 ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 223-2139

                                _________________

                               KENNETH C. ANDERSON
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                _________________

         Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

         No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

         There are no amendments to the Registration Statement on Form N-14 filed on June 24, 2002; that form of Registration Statement is hereby incorporated by reference in its entirety. The purpose of this Pre-Effective Amendment No. 1 is to delay the effectiveness of the Registration Statement filed on June 24, 2002.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Chicago, the State of Illinois, on the 23rd day of July, 2002.

                                       ABN AMRO Funds


                                       By  /s/ Kenneth C. Anderson
                                           -------------------------------------
                                           Kenneth C. Anderson, President

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

/s/ Leonard F. Amari*                                     Trustee                           July 23, 2002
----------------------------------                                                          -------------
Leonard F. Amari                                                                                Date

/s/ Stuart D. Bilton*                           Chairman, Board of Trustees                 July 23, 2002
----------------------------------                                                          -------------
Stuart D. Bilton                                                                                Date

/s/ Arnold F. Brookstone*                                 Trustee                           July 23, 2002
----------------------------------                                                          -------------
Arnold F. Brookstone                                                                            Date

/s/ Robert Feitler*                                       Trustee                           July 23, 2002
----------------------------------                                                          -------------
Robert Feitler                                                                                  Date

/s/ Robert A. Kushner*                                    Trustee                           July 23, 2002
----------------------------------                                                          -------------
Robert A. Kushner                                                                               Date

/s/ Gregory T. Mutz*                                      Trustee                           July 23, 2002
----------------------------------                                                          -------------
Gregory T. Mutz                                                                                 Date

/s/ Robert B. Scherer*                                    Trustee                           July 23, 2002
----------------------------------                                                          -------------
Robert B. Scherer                                                                               Date

/s/ Nathan Shapiro*                                       Trustee                           July 23, 2002
----------------------------------                                                          -------------
Nathan Shapiro                                                                                  Date

/s/ Denis Springer*                                       Trustee                           July 23, 2002
----------------------------------                                                          -------------
Denis Springer                                                                                  Date

/s/ James Wynsma*                                         Trustee                           July 23, 2002
----------------------------------                                                          -------------
James Wynsma                                                                                    Date

/s/ Kenneth C. Anderson                                  President                          July 23, 2002
----------------------------------             (Principal Executive Officer)                -------------
Kenneth C. Anderson                                                                             Date
                                            Senior Vice President, Secretary &
/s/ Gerald F. Dillenburg                     Treasurer (Principal Accounting &              July 23, 2002
----------------------------------                  Financial Officer)                      -------------
Gerald F. Dillenburg                                                                            Date

__________________

* Gerald F. Dillenburg signs this document pursuant to power of attorney previously filed.